CABANA TARGET BETA ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Exchange-Traded Funds — 100.0%	Shares	Fair Value
Commodity — 20.1%
Goldman Sachs Physical Gold ETF(a)	203,762	$ 6,620,227
Pimco Commodity Strategy Active ETF	251,920	6,579,395
		13,199,622
Equity — 30.4%
Health Care Select Sector SPDR Fund	48,296	6,299,247
Invesco Nasdaq 100 ETF	29,944	6,964,077
Utilities Select Sector SPDR Fund	78,205	6,699,822
		19,963,146
Fixed Income — 39.7%
iShares 3-7 Year Treasury Bond ETF	54,731	6,475,225
iShares 7-10 Year Treasury Bond ETF	68,395	6,490,686
Vanguard Intermediate-Term Bond ETF	84,708	6,513,198
Vanguard Long-Term Bond ETF	94,898	6,535,624
		26,014,733
Specialty — 9.8%
Invesco DB US Dollar Index Bullish Fund	230,505	6,431,090

Total Exchange-Traded Funds (Cost $64,545,418)		65,608,591

Total Investments — 100.0%
(Cost $64,545,418)		65,608,591

Other Assets in Excess of Liabilities — 0.0%(b)		19,439

Total Net Assets — 100.0%		$ 65,628,030

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.